Discontinued Operations (Tables)	12 Months Ended
May 29, 2011
Discontinued Operations
Gain (Loss) From Discontinued Operations Recorded In Consolidated Statements Of Earnings

(in millions)	Fiscal Year
	2011	2010	2009

Sales	$—	$—	$—
(Losses) earnings before income taxes	(3.9)	(4.0)	0.6
Income tax benefit (expense)	1.5	1.5	(0.2)
Net (losses) earnings from discontinued operations	$(2.4)	$(2.5)	$0.4